Convertible debt	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Text Block [Abstract]
Convertible debt

6. Convertible debt

As of December 31, 2015, the Company had authorized an aggregate of 20,913,331 shares of Series A, A-1, B and C convertible preferred stock, par value $0.001 per share. Upon the closing of the Company’s IPO on June 1, 2016, all 20,839,633 shares of the Company’s convertible preferred stock that were issued and outstanding on that date were automatically converted into an aggregate of 9,614,159 shares of its common stock.

As of September 30, 2016, there were 10,000,000 shares of preferred stock authorized, none of which were issued and outstanding.

8. Convertible preferred stock

The Company has authorized 20,913,331 shares of preferred stock. Of the authorized shares of preferred stock, 5,198,826 shares have been designated as Series A Convertible Preferred Stock (“Series A”), 4,373,481 shares have been designated as Series A-1 Preferred Stock (“Series A-1”), 6,066,345 shares have been designated as Series B Preferred Stock (“Series B”) and 5,274,679 shares have been designated as Series C Preferred Stock (“Series C”). The Series A, Series A-1, Series B and Series C shares were issued at a price of $0.78589, $1.81320, $2.69783 and $3.79170 per share, respectively.

The following table summarizes the activity of convertible preferred stock (dollar amounts in thousands, except per share amounts):

	Series A Preferred Stock		Series A-1 Preferred Stock		Series B Preferred Stock		Series C Preferred Stock		Total Convertible Preferred Stock
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance at January 1, 2014	5,198,826	$4,040	4,356,931	$7,831	—	$—	—	$—	$11,871
Issuance of Series B at $2.69783 per share on August 29, 2014, net of issuance cost of $236	—	—	—	—	4,811,259	11,501	—	—	11,501
Conversion of promissory notes and interest payable at $2.69783 per share on August 29, 2014	—	—	—	—	1,197,943	3,232	—	—	3,232
Accretion of stock issuance costs	—	46	—	27	—	158	—	—	231

Balance at December 31, 2014	5,198,826	4,086	4,356,931	7,858	6,009,202	14,891	—	—	26,835
Issuance of Series C at $3.7917 per share in November and December 2015, net of issuance cost of $46	—	—	—	—	—	—	5,274,674	19,954	19,954
Accretion of stock issuance costs	—	—	—	42	—	481	—	2	525

Balance at December 31, 2015	5,198,826	$4,086	4,356,931	$7,900	6,009,202	$15,372	5,274,674	$19,956	$47,314

Dividends

Holders of Series A, Series A-1, Series B and Series C shares, in preference of common stockholders, shall be entitled to receive (a) when, as and if declared by the board of directors (the “Board”), but only out of funds that are legally available therefore, or (b) upon the liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, cumulative cash dividends at the rate of 8% per annum of the applicable original issuance price of such series of preferred stock.

The total cumulative preferred dividends in arrears, if declared, for the preferred stock as of December 31, 2014 and 2015 were $2.5 million and $5.0 million, respectively.

Liquidation

Upon a liquidation event (as defined in the amended and restated certificate of incorporation) the Series A, Series A-1, Series B and Series C holders will be paid their liquidation preference of $0.78589, $1.81320, $2.69783 and $3.79170 per share, respectively, which is the original issue price plus any accrued and declared but unpaid dividends on such class of capital stock. If the net assets of the Company are insufficient to cover the liquidation preference, the Company will distribute the available funds among the holders of Series A, Series A-1, Series B and Series C shares at the time outstanding, ratably in proportion to the full amounts to which they would otherwise be entitled if such amounts had been paid in full.

Conversion

Each share of Series A, Series A-1, Series B and Series C is convertible into a number of fully paid shares of common stock at any time at the option of the stockholder. The Series A, Series A-1, Series B and Series C shares may be converted into common stock at a conversion price per share of $1.72896, $3.98904, $5.93523, and $8.34174, respectively. In addition, the Series A, Series A-1, Series B and Series C shares are convertible into common stock immediately upon: (i) the closing of an initial public offering generating net proceeds of not less than $50.0 million to the Company, at a price per share of at least $12.51261; or (ii) the written consent of the holders of at least a majority of the outstanding shares of preferred stock and the holders of at least 50% of the outstanding shares of Series C convertible preferred stock. As described in the amended and restated certificate of incorporation, a reduction in the conversion price will occur if the Company sells common stock for less than the conversion price of the Series A, Series A-1, Series B and Series C shares. Based on the conversion terms, there were no beneficial conversion features associated with Series A, Series A-1, Series B and Series C shares.

In addition, the potential reduction in the conversion price did not result in the conversion price feature meeting the definition of a derivative, which would require separate accounting.

Voting

Each holder of the Series A, Series A-1, Series B and Series C shares shall be entitled to the number of votes equal to the number of shares of common stock into which such shares of Series A, Series A-1, Series B and Series C may be converted, and shall have voting rights and powers equal to the voting rights and powers of the common stock, with certain limitations.

Redemption

Series A, Series A-1, Series B and Series C will be subject to redemption at the option of the investors holding a majority of the Series A, Series A-1, Series B and Series C shares at any time after the sixth anniversary of the issuance in an amount equal to the liquidation preference. On such redemption date, the Company shall redeem, on a pro rata basis in accordance with the number of shares of Series A, Series A-1, Series B and Series C owned by each holder, that number of outstanding shares of Series A, Series A-1, Series B and Series C determined by dividing (i) the total number of shares of Series A, Series A-1, Series B and Series C outstanding immediately prior to such redemption date by (ii) the number of remaining redemption dates including the redemption date to which such calculation applies. If the Company does not have sufficient funds legally available to redeem on any redemption date all Series A, Series A-1, Series B and Series C shares to be redeemed on such redemption date, the Company shall redeem a pro rata portion of each holder’s Series A, Series A-1, Series B and Series C shares out of funds legally available therefor, based on the respective amounts which would otherwise be payable in respect of the shares to be redeemed if the legally available funds were sufficient to redeem all such shares, and shall redeem the remaining shares to have been redeemed as soon as practicable after the Company has funds legally available therefor.